Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AIFU Inc.
Entity Central Index Key	0001413855
Entity File Number	001-33768
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Apr. 10, 2007
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	27/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510623
American depositary shares, each representing 20 Class A ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing 20 Class A ordinary shares
Trading Symbol	AIFU
Security Exchange Name	NASDAQ
Class A Ordinary shares, par value US$0.001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary shares, par value US$0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,132,091,984
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,000,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Huaguang Huang
Contact Personnel Email Address	huanghg@aifugroup.com
Contact Personnel Fax Number	+86 20 83883181
Entity Address, Address Line One	27/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510623
Entity Phone Fax Numbers [Line Items]
City Area Code	+86 20
Local Phone Number	83883033